SELECTED CONSOLIDATED STATEMENTS OF OPERATIONS DATA (Schedule of Employees Benefit Costs) (Details) ₪ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 ILS (₪)	Dec. 31, 2016 ILS (₪)	Dec. 31, 2015 ILS (₪)
DisclosureOfSeletedConsolidatedStatementsOfOperationDataLineItems [Line Items]
Payroll (without payment to related parties) | ₪		₪ 22,983	₪ 19,184	₪ 18,061
Employees benefit costs | ₪		₪ 22,983	₪ 19,184	₪ 18,061
US Dollars [Member]
DisclosureOfSeletedConsolidatedStatementsOfOperationDataLineItems [Line Items]
Payroll (without payment to related parties) | $	$ 6,629
Employees benefit costs | $	$ 6,629